Fees Summary	Oct. 15, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0	[1]
Total Fee Amount	17,509.8	[1]
Total Transaction Valuation	201,262,103.7
Total Offset Amount	0	[1]
Net Fee	$ 17,509.8	[1]
Offset Table N/A	N/A

[1]	Calculated at $87.00 per $1,000,000.00 of the transaction valuation in accordance with the Fee Rate Advisory for Fiscal Year 2027. The transaction valuation set forth above was calculated for the sole purpose of determining the filing fee and should not be used for any other purpose.